Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions
15. Related-Party Transactions
On April 17, 2021, the Company entered into an engagement letter and an incentive unit award agreement with an entity affiliated with John D’Agostino, ADEX’s Chief Financial Officer. The engagement letter was amended on November 14, 2022. Pursuant to the engagement letter, as amended, and incentive unit award agreement, the Company agreed to pay to such entity $400 and grant such entity units representing a 0.5% profit interest in the Company. The cash payment is considered to be earned as of April 26, 2022 and is payable on consummation of the merger, provided that if the vesting of the units representing the 0.5% profit interest are accelerated pursuant to the terms of the incentive award agreement governing such profit interest, then the cash payment shall become payable on such earlier date of the event causing vesting of the profit interest to be so accelerated. The units will vest as to one-fourth
on April 26, 2022, and 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates; provided, however, that any unvested units shall fully vest upon a qualifying transaction. The company estimated the liability related to this transaction is $12 using Black Scholes option pricing model.
On August 31, 2021, the Company, through its wholly owned subsidiary Data Black River, entered into the HDP Agreement with HDP, an affiliate of Eagle Creek (see Note 13). Neal Simmons, who is contemplated to serve on the Company’s board of directors immediately following the closing of its anticipated transaction with a SPAC, is the current President and Chief Executive Officer of Eagle Creek. During the nine months ended September 30, 2023 and 2022, the Company recorded utilities expenses related to the revenue share arrangement of $28 and $261. The amount included in accounts payable and accrued expenses related to the HDP Agreement at September 30, 2023 and December 31, 2022 was $59 and $5, respectively.

18. Related-Party Transactions
On April 17, 2021, the Company entered into an engagement letter and an incentive unit award agreement with an entity affiliated with John D’Agostino, ADEX’s Chief Financial Officer. The engagement letter was amended on November 14, 2022. Pursuant to such engagement letter, as amended, and incentive unit award agreement, the Company agreed to pay to such entity $400 and grant such entity units representing a 0.5% profit interest in the Company. The cash payment is considered to be earned as of April 26, 2022 and is payable on consummation of the merger, provided that if the vesting of the units representing the 0.5% profit interest are accelerated pursuant to the terms of the incentive award agreement governing such profit interest, then the cash payment shall become payable on such earlier date of the event causing vesting of the profit interest to be so accelerated. The units will vest as to one-fourth
on April 26, 2022, and 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates; provided, however, that any unvested units shall fully vest upon a qualifying transaction. The company estimated the liability related to this transaction is $12 using Black Scholes option pricing model.
On August 31, 2021, the Company, through its wholly-owned subsidiary Data Black River, entered into the HDP Agreement with HDP, an affiliate of Eagle Creek (see Note 15). Neal Simmons, who is contemplated to serve on the Company’s board of directors immediately following the closing of its anticipated transaction with a SPAC, is the current President and Chief Executive Officer of Eagle Creek. During the year ended December 31, 2022, the Company recorded utilities expense related to the revenue share arrangement of $340. The amount included in accounts payable and accrued expenses related to the HDP Agreement at December 31, 2022 and 2021 was $35 and $0, respective.

ADIT EDTECH ACQUISITION CORP [Member]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
In October 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 5,750,000 shares of the Company’s common stock (the “Founder Shares”). On October 27, 2020, the Sponsor transferred 10,000 Founder Shares to each of the Company’s independent directors and 7,500 Founder Shares to each of the Company’s industry advisors at their original purchase price (the Sponsor, independent directors and industry advisors being defined herein collectively as the “initial stockholders”). On January 11, 2021, the Company effected a stock dividend of 1,150,000 shares with respect to the common stock, resulting in the initial stockholders holding an aggregate of 6,900,000 Founder Shares (up to 900,000 of which are subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised). As such, the initial stockholders collectively own 20% of the Company’s issued and outstanding shares of common stock after the IPO. On January 19, 2021, the underwriter exercised its over-allotment option in full; hence, the 900,000 Founder Shares are no longer subject to forfeiture.
The Sponsors and the
Company’s directors and officers have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Transactions with Company Officers
On April 17, 2021, Griid Holdco LLC, a Delaware limited liability company (“GRIID”), entered into an engagement letter and an incentive unit award agreement (together, the “consulting agreements”) with Deucalion Partners, LLC, an entity affiliated with John D’Agostino, the Company’s Chief Financial Officer. Pursuant to the consulting agreements, GRIID agreed to pay to such entity $400,000 and grant such entity units representing a 0.5% profits interest in GRIID. The cash payment will be due and payable upon the closing of the Merger. The units vested as to one-fourth on
April 16, 2022, and have vested and will continue to vest 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates, provided, however, that any unvested units shall fully vest upon the consummation of a merger with a special purpose acquisition company, qualified IPO, or other change of control transaction.

Due to Related Parties
As of September 30, 2023 and December 31, 2022, one related party paid or is obligated to pay an aggregate of approximately $218,000 and $139,000, respectively, on behalf of the Company to pay for deferred administrative service fees and operating costs.
Promissory Note — Related Party
On October 23, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Sponsor Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $150,000. The Sponsor Note was non-interest
bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Sponsor Note). As of December 31, 2020, the Company had borrowed $150,000 under the Sponsor Note. On July 28, 2021, the Company repaid $150,000 to the Sponsor under the Sponsor Note. There was no outstanding balance under the Sponsor Note as of September 30, 2023 and December 31, 2022.
On August 6, 2021, the Company issued an unsecured promissory note to the Sponsor in connection with a Working Capital Loan (as defined below) made by the Sponsor to the Company pursuant to which the Company may borrow up to $300,000 in the aggregate. On March 12, 2023, the Company issued an amended and restated version of such note to the Sponsor, which increased the maximum aggregate amount of advances and readvances permitted from $300,000 to $1,000,000 (as so amended and restated form, the “Working Capital Note”). The Working Capital Note is
non-interest
bearing and payable on the earlier of (i) the applicable extension deadline or (ii) the effective date of a Business Combination. Any amounts outstanding under the Working Capital Note are convertible into warrants, at a price of $1.00 per warrant at the option of the Sponsor, the terms of which shall be identical to the Private Placement Warrants. As of September 30, 2023 and December 31, 2022, the Company borrowed $502,683 and $300,000 under the Working Capital Note, respectively.
Loans may be made under the GRIID Note in an aggregate principal amount of up to $1,800,000. Currently, the outstanding principal amount under the GRIID Note is $1,478,272. Interest will accrue on the outstanding principal amount of the GRIID Note at a rate per annum equal to the Applicable Federal Rate set forth by the Internal Revenue Service pursuant to Section 1274(d) of the Internal Revenue Code. For the three and nine months ended September 30, 2023, the Company accrued $12,457 and $20,956, respectively, in interest expense pursuant to the GRIID Note. The GRIID Note has a maturity date of the earlier of (i) any determination by the Company’s board of directors to liquidate the Company and (ii) the effective date of the merger involving Griid Holdco LLC and the Company pursuant to the Merger Agreement. The failure to timely repay outstanding amounts under the GRIID Note within five days of the maturity date or the occurrence of certain liquidation and bankruptcy events constitute an event of default under the GRIID Note and could result in acceleration of the Company’s repayment obligations thereunder.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the initial stockholders, the Sponsor or an affiliate of the Sponsor or the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes, such as the Working Capital Note. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of September 30, 2023 and December 31, 2022, a Working Capital Loan was outstanding in the amount of $502,683 and $300,000 respectively, under the Working Capital Note, as detailed under the heading “Promissory Note – Related Party.”

Administrative Service Fee
The Company entered into an agreement whereby, commencing on January 11, 2021, the Company has agreed to pay the Sponsor or an affiliate of the Sponsor an amount up to a total of $10,000 per month for office space, utilities, secretarial support and administrative services. During the three and nine months ended September 30, 2023 and 2022, under such agreement, the Company incurred $30,000 and $90,000, respectively, in total, which is included in due to related party on the accompanying balance sheets. Upon completion of the initial Business Combination or liquidation, the Company will cease paying these monthly fees.

NOTE 5
. Related Party Transactions
Founder Shares
In October 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 5,750,000 shares of the Company’s common stock (the “Founder Shares”). On October 27, 2020, the Sponsor
transferred 10,000 Founder Shares to each of the Company’s independent directors and 7,500 Founder Shares to each of the Company’s industry advisors at their original purchase price (the Sponsor, independent directors and industry advisors being defined herein collectively as the “initial stockholders”). On January 11, 2021, the Company effected a stock dividend of 1,150,000 shares with respect to the common stock, resulting in the initial stockholders holding an aggregate of 6,900,000 Founder Shares (up to 900,000 of which are subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised). As such, the initial stockholders collectively own 20% of the Company’s issued and outstanding shares of common stock after the IPO. On January 19, 2021, the underwriter exercised its over-allotment option in full; hence, the 900,000 Founder Shares are no longer subject to forfeiture.
The Sponsors and the Company’s directors and officers have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading day
period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Transactions with Company Officers
On April 17, 2021, Griid Holdco LLC, a Delaware limited liability company (“GRIID”), entered into an engagement letter and an incentive unit award agreement (together, the “consulting agreements”) with Deucalion Partners, LLC, an entity affiliated with John D’Agostino, the Company’s Chief Financial Officer. Pursuant to the consulting agreements, GRIID agreed to pay to such entity $400,000 and grant such entity units representing a 0.5% profits interest in GRIID. The cash payment will be due and payable upon the closing of the Merger. The units vested as to one-fourth on
April 16, 2022 and have vested and will continue to vest 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates, provided, however, that any unvested units shall fully vest upon the consummation of a merger with a special purpose acquisition company, qualified initial public offering, or other change of control transaction.
Due to Related Parties
As of December 31, 2022 and 2021, one related party paid or is obligated to pay an aggregate of approximately $139,000 and $19,000, respectively, on behalf of the Company to pay for deferred administrative service fees and operating costs.
Promissory Note — Related Party
On October 23, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $150,000. The Promissory Note was non-interest bearing
and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Promissory Note). As of December 31, 2020, the Company had borrowed $150,000 under the Promissory Note. On July 28, 2021, the Company repaid $150,000 to the Sponsor under the Promissory Note. There was no outstanding balance under the Promissory Note as of December 31, 2022 and December 31, 2021.
On August 6, 2021, the Company issued an unsecured promissory note to the Sponsor in connection with a Working Capital Loan (as defined below) made by the Sponsor to the Company pursuant to which the Company may borrow up to $300,000 in the aggregate (the “New Promissory Note”). The note is non-interest bearing
and payable on the earlier of (i) the applicable extension deadline or (ii) the effective date of a Business Combination. Any amounts outstanding under the note are convertible into warrants, at a price of $1.00 per warrant at the option of the Sponsor, the terms of which shall be identical to the Private Placement Warrants. As of December 31, 2022 and December 31, 2021, the Company borrowed $300,000 and $150,000 under the note, respectively. On March 12, 2023, the Company issued an amended and restated promissory note to the Sponsor. The amended and restated promissory note increases the maximum aggregate amount of advances and readvances permitted from $300,000 to $1,000,000.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2022 and 2021, a Working Capital Loan was outstanding in the amount of $300,000 and $150,000 respectively, under the New Promissory Note, as detailed under the heading “Promissory Note – Related Party.”
Administrative Service Fee
The Company entered into an agreement whereby, commencing on January 11, 2021, the Company has agreed to pay the Sponsor or an affiliate of the Sponsor an amount up to a total of $10,000 per month for office space, utilities, secretarial support and administrative services. For the year ended December 31, 2022, under such agreement, the Company incurred $120,000, in total, which is included due to related party on the accompanying balance sheet as of December 31, 2022. For the year ended December 31, 2021, under such agreement, the Company incurred and paid $120,000 in total. Upon completion of the initial Business Combination or liquidation, the Company will cease paying these monthly fees.